Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Property
Balance, beginning of year	$ 37,804	$ 37,660
Change in fair value during the year	2,996	(274)
Disposals		(976)
Currency translation adjustments	(2,595)	1,394
Balance, end of year	$ 38,205	$ 37,804